Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Processes for Assessing, Identifying, and Managing Material Cybersecurity Risks

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our program is underpinned by a formal Information Security Management (“ISM”) policy, which establishes a risk-based approach to securing business information assets, and is supported by dedicated policies covering technology risk management, data management, and user access control.

Our cybersecurity risk management program is based on the NIST Cybersecurity Framework 2.0 (NIST CSF 2.0) which functions as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

Our technology risk management framework provides structured guidance for risk framing, assessment, and treatment. We conduct periodic risk assessments that evaluate the likelihood and potential impact of cybersecurity threats against identified assets, taking into account factors such as discoverability, exploitability, and reproducibility. Identified risks are documented in a risk register, evaluated against defined risk tolerance levels aligned to our data classification scheme, and prioritized for risk treatment.

We maintain detection and monitoring capabilities across our environment, including endpoint protection (includes Mobile Device Management), multi-factor authentication enforcement, and cloud-native security tooling within our cloud infrastructure. Secure log-on controls, privileged access management, and role-based access control (RBAC) are implemented in accordance with the principle of least privilege. Access rights are reviewed periodically to verify that user access remains appropriate to job function, and privileged account activity is logged and monitored.

We have implemented Data Loss Prevention (DLP) controls and data privacy safeguards as part of our data management policy. Data is categorized and classified with handling requirements commensurate with sensitivity. Controls govern the transmission of sensitive data to external parties and prohibit the forwarding of sensitive information to unauthorized recipients or personal accounts. Restricted and confidential data is encrypted in transit over public networks and at rest on mobile devices and backups. Data retention and secure disposal procedures are maintained in accordance with business and regulatory requirements.

Mandatory cybersecurity awareness training is required for all employees upon onboarding and on an annual basis, thereafter, covering information security policies, data handling requirements, and measures to prevent data loss. And advisory notes on IT Security matters are regularly broadcasted to all employees via email and corporate communication channel.

We maintain an incident response process that includes triage, severity assessment, escalation, containment, investigation, and remediation procedures, which are periodically reviewed and updated to reflect the evolving threat landscape.

Integration into Overall Risk Management

Cybersecurity risk management is integrated into our broader enterprise risk considerations. Our ISM policy establishes the technology risk framework as a component of overall business risk governance, and cybersecurity risks are assessed alongside operational, financial, and strategic risks and communicated to senior management through regular governance processes.

Third-Party Involvement

We engage external third-party service providers for specific security functions and leverage the built-in security capabilities of our cloud service providers. External consultants or service providers may also be engaged to conduct risk assessments on behalf of the Company, as provided for under our Technology Risk Management Policy.

Third-Party Service Provider Risks

We evaluate the security posture of key third-party vendors and service providers prior to engagement and on an ongoing basis. Our User Access Policy requires that external parties are only granted access to production networks pursuant to a signed contract or statement of work with a demonstrated business need. Third-party data disposal practices are assessed in accordance with our Data Management Policy, and only third parties meeting our requirements for secure data handling are used for storing or processing Restricted or Confidential data.

Material Impact Statement

As of the date of this report, we have not identified any cybersecurity threats or incidents that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 1D. Key Information — Risk Factors — Risks Relating to Information Technology, Cybersecurity and Data Privacy.”

Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our technology risk management framework provides structured guidance for risk framing, assessment, and treatment. We conduct periodic risk assessments that evaluate the likelihood and potential impact of cybersecurity threats against identified assets, taking into account factors such as discoverability, exploitability, and reproducibility. Identified risks are documented in a risk register, evaluated against defined risk tolerance levels aligned to our data classification scheme, and prioritized for risk treatment.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	We conduct periodic risk assessments that evaluate the likelihood and potential impact of cybersecurity threats against identified assets, taking into account factors such as discoverability, exploitability, and reproducibility. Identified risks are documented in a risk register, evaluated against defined risk tolerance levels aligned to our data classification scheme, and prioritized for risk treatment.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this report, we have not identified any cybersecurity threats or incidents that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 1D. Key Information — Risk Factors — Risks Relating to Information Technology, Cybersecurity and Data Privacy.”

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Board Oversight

Our Board of Directors maintains oversight of cybersecurity risk as part of its broader risk management responsibilities. Senior management provides the Board with updates on cybersecurity matters on a periodic and ad hoc basis, including the status of the cybersecurity program, material risks, and any significant incidents.

Management’s Role and Expertise

Our Director of Information Technology is responsible for the Company’s cybersecurity program and directly oversees the assessment, monitoring, prevention, detection, and remediation of cybersecurity risks and incidents. He holds over 16 years of experience in cybersecurity, enterprise IT, cloud architecture, and risk governance across regulated industries including financial services and digital assets, and maintains industry-recognized certifications including CISSP, CISM, CISA, CRISC, CIPM, and TOGAF, along with a Master of Computing degree.

The Company conducts regular sessions pertaining to information security and risk assessments, which serve as the primary governance forum for cybersecurity matters. These sessions provide a structured cadence for reviewing the Company’s cybersecurity risk posture, discussing emerging threats, evaluating the effectiveness of existing controls, reporting on security incidents or near-misses, and tracking remediation actions. Such ISM sessions include representation from senior management and relevant stakeholders. Material findings, escalations, or changes to the risk environment are reported to senior management.

The Company’s ISM policy defines clear roles and responsibilities for information security across the organization, including oversight by the leadership team, system and data owners, and IT personnel. Policy exceptions require the approval of our Chief Executive Officer and are formally documented.

Monitoring, Prevention, Detection, and Response

Management supervises cybersecurity efforts through detection and monitoring tools deployed across the IT environment, security alerts, access reviews, and periodic assessments of the security program’s effectiveness. The Company conducts periodic reviews of its security controls, policies, and procedures; including user access reviews, data handling practices, and privileged account management; to ensure they remain appropriate to the evolving risk landscape. Our incident response process includes defined escalation paths to ensure that material cybersecurity incidents are promptly communicated to senior management and, where appropriate, to the Board.

Reporting to the Board

The Director of Information Technology reports cybersecurity matters to senior management through the ISM sessions and through direct communication channels. Senior management in turn reports material cybersecurity risks and developments to the Board on a periodic basis and ad hoc in the event of significant incidents or changes to the risk environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors maintains oversight of cybersecurity risk as part of its broader risk management responsibilities.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true